Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2019
Disaggregated Revenues from Contracts with Customers

	Year Ended December 31, 2019
	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other	Reconciling Adjustments	AEP Consolidated
	(in millions)
Retail Revenues:
Residential Revenues	$3,643.7	$2,069.9	$—	$—	$—	$—	$5,713.6
Commercial Revenues	2,155.3	1,152.9	—	—	—	—	3,308.2
Industrial Revenues	2,179.0	429.1	—	—	—	(0.9)	2,607.2
Other Retail Revenues	179.1	43.8	—	—	—	—	222.9
Total Retail Revenues	8,157.1	3,695.7	—	—	—	(0.9)	11,851.9

Wholesale and Competitive Retail Revenues:
Generation Revenues (b)	807.6	—	—	254.8	—	—	1,062.4
Transmission Revenues (a)	292.1	435.1	1,077.2	—	—	(825.0)	979.4
Renewable Generation Revenues (c)	—	—	—	57.3	—	—	57.3
Retail, Trading and Marketing Revenues (b)	—	—	—	1,480.7	—	(135.6)	1,345.1
Total Wholesale and Competitive Retail Revenues	1,099.7	435.1	1,077.2	1,792.8	—	(960.6)	3,444.2

Other Revenues from Contracts with Customers (c)	168.2	169.4	16.6	4.9	104.7	(147.1)	316.7

Total Revenues from Contracts with Customers	9,425.0	4,300.2	1,093.8	1,797.7	104.7	(1,108.6)	15,612.8

Other Revenues:
Alternative Revenues (c)	(57.9)	32.3	(20.6)	—	—	(66.9)	(113.1)
Other Revenues (c)	—	150.0	—	59.9	(8.9)	(139.3)	61.7
Total Other Revenues	(57.9)	182.3	(20.6)	59.9	(8.9)	(206.2)	(51.4)

Total Revenues	$9,367.1	$4,482.5	$1,073.2	$1,857.6	$95.8	$(1,314.8)	$15,561.4

(a)	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for AEP Transmission Holdco was $794 million. The remaining affiliated amounts were immaterial.

(b)	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for Generation & Marketing was $136 million. The remaining affiliated amounts were immaterial.

(c)	Amounts include affiliated and nonaffiliated revenues.

	Year Ended December 31, 2018
	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	Corporate and Other	Reconciling Adjustments		AEP Consolidated
	(in millions)
Retail Revenues:
Residential Revenues	$3,751.8	$2,189.4	$—	$—	$—	$—		$5,941.2
Commercial Revenues	2,183.4	1,251.7	—	—	—	—		3,435.1
Industrial Revenues	2,212.8	512.5	—	—	—	—		2,725.3
Other Retail Revenues	183.5	42.7	—	—	—	—		226.2
Total Retail Revenues (a)	8,331.5	3,996.3	—	—	—	—		12,327.8

Wholesale and Competitive Retail Revenues:
Generation Revenues (d)	899.8	—	—	423.7	—	(7.3)	(e)	1,316.2
Transmission Revenues (b)	282.2	372.1	849.3	—	—	(737.1)		766.5
Renewable Generation Revenues (d)	—	—	—	50.8	—	—		50.8
Retail, Trading and Marketing Revenues (c)	—	—	—	1,422.9	—	(120.7)		1,302.2
Total Wholesale and Competitive Retail Revenues	1,182.0	372.1	849.3	1,897.4	—	(865.1)		3,435.7

Other Revenues from Contracts with Customers (d)	158.4	204.6	15.2	20.6	86.2	(32.0)		453.0

Total Revenues from Contracts with Customers	9,671.9	4,573.0	864.5	1,918.0	86.2	(897.1)		16,216.5

Other Revenues:
Alternative Revenues (d)	(15.9)	(22.2)	(60.4)	—	—	52.7		(45.8)
Other Revenues (d)	(10.5)	102.3	—	22.3	8.9	(98.0)	(e)	25.0
Total Other Revenues	(26.4)	80.1	(60.4)	22.3	8.9	(45.3)		(20.8)

Total Revenues	$9,645.5	$4,653.1	$804.1	$1,940.3	$95.1	$(942.4)		$16,195.7

(a)
2018 amounts have been revised to reflect the reclassification of certain customer accounts between Retail classes. This reclassification did not impact previously reported Total Retail Revenues. Management concluded that these prior period disclosure only errors were immaterial individually and in the aggregate.

(b)	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for AEP Transmission Holdco was $643 million. The remaining affiliated amounts were immaterial.

(c)	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for Generation & Marketing was $121 million. The remaining affiliated amounts were immaterial.

(d)	Amounts include affiliated and nonaffiliated revenues.

(e)
2018 amounts have been revised to reflect the reclassification of $98 million of affiliated revenues between Generation Revenues and Other Revenues. This reclassification did not impact previously reported Total Revenues. Management concluded that these prior period disclosure only errors were immaterial individually and in the aggregate.

	Year Ended December 31, 2019
	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Retail Revenues:
Residential Revenues	$571.5	$—	$1,266.9	$730.0	$1,502.0	$650.2	$638.6
Commercial Revenues	411.5	—	559.9	494.2	738.5	388.5	485.4
Industrial Revenues	129.4	—	592.2	550.7	299.9	303.5	338.7
Other Retail Revenues	29.9	—	75.2	7.3	13.1	81.6	9.0
Total Retail Revenues	1,142.3	—	2,494.2	1,782.2	2,553.5	1,423.8	1,471.7

Wholesale Revenues:
Generation Revenues (a)	—	—	251.5	402.4	—	39.5	194.7
Transmission Revenues (b)	379.2	1,025.5	103.6	25.1	56.0	27.5	106.7
Total Wholesale Revenues	379.2	1,025.5	355.1	427.5	56.0	67.0	301.4

Other Revenues from Contracts with Customers (c)	30.1	16.6	61.8	98.4	139.3	22.0	26.1

Total Revenues from Contracts with Customers	1,551.6	1,042.1	2,911.1	2,308.1	2,748.8	1,512.8	1,799.2

Other Revenues:
Alternative Revenues (d)	0.6	(20.7)	13.6	(1.4)	31.7	(31.0)	(48.3)
Other Revenues (d)	157.1	—	—	—	17.1	—	—
Total Other Revenues	157.7	(20.7)	13.6	(1.4)	48.8	(31.0)	(48.3)

Total Revenues	$1,709.3	$1,021.4	$2,924.7	$2,306.7	$2,797.6	$1,481.8	$1,750.9

(a)	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for APCo was $129 million primarily relating to the PPA with KGPCo. The remaining affiliated amounts were immaterial.

(b)	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for AEPTCo was $782 million. The remaining affiliated amounts were immaterial.

(c)
Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for I&M was $73 million primarily relating to the barging, urea transloading and other transportation services. The remaining affiliated amounts were immaterial.

(d)	Amounts include affiliated and nonaffiliated revenues.

	Year Ended December 31, 2018
	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Retail Revenues:
Residential Revenues	$578.9	$—	$1,342.7	$730.0	$1,611.6	$659.0	$641.6
Commercial Revenues	414.7	—	580.4	485.0	835.6	394.2	483.9
Industrial Revenues	128.0	—	604.3	565.6	385.2	304.0	333.7
Other Retail Revenues	29.4	—	77.4	7.2	12.9	83.6	8.6
Total Retail Revenues (a)	1,151.0	—	2,604.8	1,787.8	2,845.3	1,440.8	1,467.8

Wholesale Revenues:
Generation Revenues (b)	—	—	250.4	470.5	—	36.3	216.8
Transmission Revenues (c)	313.4	816.9	82.7	23.1	58.5	40.2	108.4
Total Wholesale Revenues	313.4	816.9	333.1	493.6	58.5	76.5	325.2

Other Revenues from Contracts with Customers (d)	28.6	15.1	55.3	99.6	176.1	19.1	24.0

Total Revenues from Contracts with Customers	1,493.0	832.0	2,993.2	2,381.0	3,079.9	1,536.4	1,817.0

Other Revenues:
Alternative Revenues (e)	(1.3)	(55.9)	(23.8)	(2.1)	(20.8)	10.9	4.9
Other Revenues (e)	103.6	—	(1.9)	(8.2)	4.3	—	—
Total Other Revenues	102.3	(55.9)	(25.7)	(10.3)	(16.5)	10.9	4.9

Total Revenues	$1,595.3	$776.1	$2,967.5	$2,370.7	$3,063.4	$1,547.3	$1,821.9

(a)
2018 amounts have been revised to reflect the reclassification of certain customer accounts between Retail classes. This reclassification did not impact previously reported Total Retail Revenues. Management concluded that these prior period disclosure only errors were immaterial individually and in the aggregate.

(b)	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for APCo was $134 million primarily relating to the PPA with KGPCo. The remaining affiliated amounts were immaterial.

(c)	Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for AEPTCo was $646 million. The remaining affiliated amounts were immaterial.

(d)
Amounts include affiliated and nonaffiliated revenues. The affiliated revenue for I&M was $70 million primarily relating to the barging, urea transloading and other transportation services. The remaining affiliated amounts were immaterial.

(e)
Amounts include affiliated and nonaffiliated revenues.

Fixed Performance Obligations

Company	2020	2021-2022	2023-2024	After 2024	Total
	(in millions)
AEP	$953.0	$160.8	$160.6	$223.5	$1,497.9
AEP Texas	387.0	—	—	—	387.0
AEPTCo	1,090.7	—	—	—	1,090.7
APCo	158.0	32.3	23.2	11.6	225.1
I&M	29.6	8.8	8.8	4.4	51.6
OPCo	61.0	—	—	—	61.0
PSO	11.7	—	—	—	11.7
SWEPCo	30.4	—	—	—	30.4

Affiliated Accounts Receivable Contracts with Customers

	Years Ended December 31,
Company	2019	2018
	(in millions)
AEPTCo	$65.9	$58.6
APCo	47.3	52.5
I&M	37.1	35.3
OPCo	33.9	46.1
PSO	9.7	12.4
SWEPCo	17.6	16.3